Note 9 - Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2017
Notes Tables
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2016	667,048	$3.89
Granted	391,211	3.41
Vested	(108,467)	3.85
Forfeited	(112,834)	3.63
Balance at October 31, 2017	836,958	$3.66